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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22438

ING Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Emerging Markets High Dividend Equity Fund

The schedules are not audited.

ING EMERGING MARKETS HIGH DIVIDEND
EQUITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.9%
		Australia: 0.4%
536,838		Pan Australian Resources Ltd.	$1,196,935	0.4

		Belgium: 1.1%
91,047		Oriflame Cosmetics S.A.	3,015,206	1.1

		Brazil: 8.9%
466,212		BM&F Bovespa S.A.	3,019,124	1.1
281,008		Cia Energetica de Minas Gerais ADR	2,928,103	1.1
591,925		Cia Siderurgica Nacional S.A.	1,815,738	0.7
190,359		Itau Unibanco Holding S.A.	2,853,874	1.1
164,337		Petroleo Brasileiro SA ADR	3,063,242	1.1
230,553		Porto Seguro SA	2,855,809	1.1
743,499		Tim Participacoes SA	2,822,227	1.1
323,730		Vale SA	4,372,728	1.6
			23,730,845	8.9

		Chile: 1.1%
8,530,630		Enersis SA	2,868,512	1.1

		China: 18.4%
908,000		BOC Hong Kong Holdings Ltd.	3,018,257	1.1
5,054,000		China Communications Services Corp., Ltd.	3,307,531	1.2
3,986,000		China Construction Bank	3,213,635	1.2
58,956		China Mobile Ltd. ADR	3,053,921	1.1
2,824,000		China Petroleum & Chemical Corp.	2,880,039	1.1
1,184,000		China Resources Power Holdings Co.	3,102,818	1.2
4,698,000		China Shanshui Cement Group Ltd.	2,418,203	0.9
1,861,000		China Shineway Pharmaceutical Group Ltd.	3,566,680	1.3
1,711,000		CNOOC Ltd.	2,997,203	1.1
2,413,000		Digital China Holdings Ltd.	3,360,852	1.3
3,808,000		Harbin Electric Co. Ltd.	3,144,934	1.2
4,602,000		Industrial and Commercial Bank of China Ltd.	3,219,830	1.2
3,104,000		Jiangsu Expressway Co. Ltd.	3,778,734	1.4
4,708,500		Parkson Retail Group Ltd.	2,146,467	0.8
878,000		Shanghai Industrial Holdings Ltd.	2,682,811	1.0
3,825,000		Zhejiang Expressway Co., Ltd.	3,375,709	1.3
			49,267,624	18.4

		Colombia: 0.8%
366,900		Petrominerales Ltd.	2,165,834	0.8

		Czech Republic: 2.2%
104,008		CEZ A/S	2,881,654	1.1
15,325		Komercni Banka AS	2,896,805	1.1
			5,778,459	2.2
		Egypt: 1.3%
663,400		Commercial International Bank	3,483,355	1.3

		Hong Kong: 2.1%
29,070,000		Emperor Watch & Jewellery Ltd.	2,898,911	1.1
817,000		Hang Lung Properties Ltd.	2,861,097	1.0
			5,760,008	2.1

		Hungary: 2.4%
1,913,191		Magyar Telekom Telecommunications PLC	3,034,620	1.1
21,942		Richter Gedeon Nyrt	3,400,756	1.3
			6,435,376	2.4

		India: 7.3%
878,488		Bharat Heavy Electricals Ltd.	3,106,764	1.1
542,430		Coal India Ltd.	3,113,024	1.2
67,959		Infosys Ltd. ADR	2,837,288	1.1
1,176,886	@	NTPC Ltd.	3,205,300	1.2
546,282		Oil & Natural Gas Corp., Ltd.	3,163,974	1.2
644,312		Oriental Bank Of Commerce	2,774,886	1.0
102,808		Punjab National Bank	1,379,156	0.5
			19,580,392	7.3

		Indonesia: 2.3%
6,470,000		Bank Negara Indonesia Persero Tbk PT	3,207,322	1.2
3,981,000		Indofood Sukses Makmur Tbk PT	2,970,442	1.1
			6,177,764	2.3

		Macau: 1.3%
1,180,000		Wynn Macau Ltd.	3,477,539	1.3

		Malaysia: 3.8%
1,994,866		Berjaya Sports Toto BHD	2,742,216	1.0
2,539,800		Gamuda BHD	3,954,304	1.5
2,085,300		IOI Corp. Bhd	3,443,664	1.3
			10,140,184	3.8

		Mexico: 1.0%
84,085		Southern Copper Corp.	2,619,248	1.0

		Poland: 3.6%
588,739		PGE SA	3,228,835	1.2
290,069		Powszechna Kasa Oszczednosci Bank Polski S.A.	3,061,247	1.1
24,250		Powszechny Zaklad Ubezpieczen SA	3,374,217	1.3
			9,664,299	3.6

		Qatar: 2.5%
175,195		Commercial Bank of Qatar	3,354,690	1.2
74,630		Industries Qatar QSC	3,407,222	1.3
			6,761,912	2.5

ING EMERGING MARKETS HIGH DIVIDEND
EQUITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

		Russia: 6.4%
259,444		CTC Media, Inc.	$3,097,761	1.1
786,369		Gazprom OAO ADR	5,944,949	2.2
151,858		Mobile Telesystems OJSC ADR	2,926,304	1.1
220,635		Phosagro OAO GDR	2,892,525	1.1
285,994		Severstal	2,340,381	0.9
			17,201,920	6.4

		Singapore: 1.3%
202,000		United Overseas Bank Ltd.	3,411,793	1.3

		South Africa: 4.2%
227,176		Foschini Group Ltd./The	2,375,615	0.9
167,796		MTN Group Ltd.	3,037,547	1.1
67,543		Sasol Ltd.	3,012,328	1.1
253,058		Standard Bank Group Ltd.	2,802,582	1.1
			11,228,072	4.2

		South Korea: 11.4%
100,122		Hite Jinro Co. Ltd.	2,806,511	1.1
11,840		Hyundai Motor Co.	967,032	0.4
12,285		Hyundai Motor Co.	2,284,730	0.9
112,240		Kangwon Land, Inc.	3,443,004	1.3
91,330		KB Financial Group, Inc.	2,964,472	1.1
46,404		KT&G Corp.	3,269,681	1.2
10,392		POSCO	2,941,799	1.1
23,499		Samsung Engineering Co. Ltd.	1,968,119	0.7
15,898		Samsung Fire & Marine Insurance Co. Ltd	3,203,282	1.2
84,750		Shinhan Financial Group Co., Ltd.	3,021,542	1.1
71,650		Coway Co., Ltd.	3,517,055	1.3
			30,387,227	11.4

		Sweden: 1.2%
39,691		Millicom International Cellular S.A.	3,164,072	1.2

		Taiwan: 8.7%
1,684,959	@	Cheng Uei Precision Industry Co., Ltd.	3,388,689	1.3
5,617,664	@	Chinatrust Financial Holding Co., Ltd.	3,563,796	1.3
268,000	@	MediaTek, Inc.	3,308,382	1.2
1,942,700	@	Powertech Technology, Inc.	3,494,380	1.3
1,436,000		Quanta Computer, Inc.	3,075,337	1.2
896,000	@	Taiwan Semiconductor Manufacturing Co., Ltd.	3,257,970	1.2
2,103,000	@	TXC Corp.	3,064,895	1.2
			23,153,449	8.7

		Thailand: 1.0%
259,300		PTT PCL	2,779,250	1.0

		United Kingdom: 2.2%
286,850		Eurasian Natural Resources Corp.	1,038,083	0.4
897,409		Petropavlovsk PLC	1,868,700	0.7
124,946		Standard Chartered PLC	2,893,072	1.1
			5,799,855	2.2

		Total Common Stock
		(Cost $280,702,913)	259,249,130	96.9

PREFERRED STOCK: 1.1%
		Russia: 1.1%
1,202,255		Sberbank of Russia	2,714,318	1.1

		Total Preferred Stock
		(Cost $2,605,025)	2,714,318	1.1

		Total Long-Term Investments
		(Cost $283,307,938)	261,963,448	98.0

SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
4,118,995		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,118,995)	4,118,995	1.5

		Total Short-Term Investments
		(Cost $4,118,995)	4,118,995	1.5

		Total Investments in Securities
		(Cost $287,426,933)	$266,082,443	99.5
		Assets in Excess of Other Liabilities	1,419,984	0.5
		Net Assets	$267,502,427	100.0

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Cost for federal income tax purposes is $289,424,252.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$15,968,635
Gross Unrealized Depreciation	(39,310,444)
Net Unrealized Depreciation	$(23,341,809)

Sector Diversification	Percentage of Net Assets
Financials	25.8%
Energy	10.8
Consumer Discretionary	10.1
Information Technology	9.8
Industrials	9.5
Materials	8.8
Telecommunication Services	7.9
Utilities	6.9
Consumer Staples	5.8
Health Care	2.6
Short-Term Investments	1.5
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

ING EMERGING MARKETS HIGH DIVIDEND
EQUITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$1,196,935	$—	$1,196,935
Belgium	—	3,015,206	—	3,015,206
Brazil	23,730,845	—	—	23,730,845
Chile	2,868,512	—	—	2,868,512
China	6,832,655	42,434,969	—	49,267,624
Colombia	2,165,834	—	—	2,165,834
Czech Republic	—	5,778,459	—	5,778,459
Egypt	3,483,355	—	—	3,483,355
Hong Kong	—	5,760,008	—	5,760,008
Hungary	3,034,620	3,400,756	—	6,435,376
India	2,837,288	16,743,104	—	19,580,392
Indonesia	—	6,177,764	—	6,177,764
Macau	—	3,477,539	—	3,477,539
Malaysia	2,742,216	7,397,968	—	10,140,184
Mexico	2,619,248	—	—	2,619,248
Poland	—	9,664,299	—	9,664,299
Qatar	—	6,761,912	—	6,761,912
Russia	14,861,539	2,340,381	—	17,201,920
Singapore	—	3,411,793	—	3,411,793
South Africa	—	11,228,072	—	11,228,072
South Korea	3,269,681	27,117,546	—	30,387,227
Sweden	—	3,164,072	—	3,164,072
Taiwan	—	23,153,449	—	23,153,449
Thailand	—	2,779,250	—	2,779,250
United Kingdom	—	5,799,855	—	5,799,855
Total Common Stock	68,445,793	190,803,337	—	259,249,130
Preferred Stock	—	2,714,318	—	2,714,318
Short-Term Investments	4,118,995	—	—	4,118,995
Total Investments, at fair value	$72,564,788	$193,517,655	$—	$266,082,443
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(32,594)	$—	$(32,594)
Total Liabilities	$—	$(32,594)	$—	$(32,594)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING Emerging Markets High Dividend Equity Fund Written OTC Options on May 31, 2013:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
631,600	Barclays Bank PLC	Call on iShares MSCI Emerging Markets Index Fund	43.455 USD	06/21/13	$518,291	$(28,503)
636,100	Morgan Stanley	Call on iShares MSCI Emerging Markets Index Fund	43.223 USD	06/07/13	535,596	(4,091)
	Total Written OTC Options				$1,053,887	$(32,594)

ING EMERGING MARKETS HIGH DIVIDEND
EQUITY FUND

PORTFOLIO OF INVESTMENTS
as of May 31, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of May 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Derivative Type	Fair Value
Liability Derivatives
Equity contracts	Writen options	$32,594
Total Liability Derivatives		$32,594

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral (received)/pledged, if any, at May 31, 2013(1):

Counterparty	Total Fair Value of OTC Derivative Instruments(2)	Collateral (Received)/Pledged	Net Exposure at May 31, 2013(3)
Barclays Bank PLC	$(28,503)	$—	$(28,503)
Morgan Stanley	(4,091)	—	(4,091)

(1)	Please refer to the table above for the gross fair values of all open OTC derivative instruments broken down by assets and liabilities at May 31, 2013.

(2)	Represents the net fair value of all open OTC derivative instruments with each respective broker(s).

(3)	Net exposure represents the fair value of the net receivable/(payable) that would be due from/(to) the counterparty in the event of default.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ing Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2013